Finance costs/ income	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Finance costs/ income

11.	Finance costs/ income

	2025	2024	2023
	€’000	€’000	€’000

Interest payable and similar expense	(24)	(525)	58
Other finance income/(costs)	-	(24)	(544)
Fair value loss on short-term investments	-	-	-
Exchange Rate variances	(883)	316	51
Derivative financial instruments movements	3,392	462	6886
	2,485	230	6,451

Exchange rate variances for 2025 comprise exchange differences on monetary items. Exchange differences arising on the translation of foreign operations, previously included in this line (a gain of €3,126k), are recognised in other comprehensive income (restated – refer to Note 5).